As filed with the U.S. Securities and Exchange Commission on June 13, 2023

Securities Act File No. 333-236575

Investment Company Act File No. 811-23511

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒
(Check appropriate box or boxes)

BLACKROCK ETF TRUST II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST II

50 Hudson Yards

New York, New York 10001

(Name and Address of Agent for Service)

Copies to:

Counsel for the Funds:
Margery K. Neale, Esq.	Janey Ahn, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	50 Hudson Yards
New York, New York 10019-6099	New York, New York 10001

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 21, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

This filing relates solely to the following Funds, each a series of BlackRock ETF Trust II: iShares Large Cap Moderate Buffer ETF and iShares Large Cap Deep Buffer ETF.

Explanatory Note

This Post-Effective Amendment No. 24 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 26 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 21, 2023, the effectiveness of the registration statement for each of iShares Large Cap Moderate Buffer ETF and iShares Large Cap Deep Buffer ETF (formerly, BlackRock Large Cap Moderate Buffer ETF and BlackRock Large Cap Deep Buffer ETF, respectively) (collectively, the “Funds”), filed in Post-Effective Amendment No. 21 on March 31, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 13, 2023.

BLACKROCK ETF TRUST II (REGISTRANT) ON BEHALF OF ISHARES LARGE CAP MODERATE BUFFER ETF ISHARES LARGE CAP DEEP BUFFER ETF

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	June 13, 2023

/s/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 13, 2023

CYNTHIA L. EGAN* (Cynthia L. Egan)	Trustee

FRANK J. FABOZZI* (Frank J. Fabozzi)	Trustee

LORENZO A. FLORES* (Lorenzo A. Flores)	Trustee

STAYCE D. HARRIS* (Stayce D. Harris)	Trustee

J. PHILLIP HOLLOMAN* (J. Phillip Holloman)	Trustee

R. GLENN HUBBARD* (R. Glenn Hubbard)	Trustee

W. CARL KESTER* (W. Carl Kester)	Trustee

CATHERINE A. LYNCH* (Catherine A. Lynch)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/s/ JANEY AHN
	(Janey Ahn, Attorney-In-Fact)	June 13, 2023